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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number 811-07851

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
-------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
-------------------------------------------------------------------------------
(Address of principal executive offices) (Zip code)

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
-------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                    ---------------------------

Date of fiscal year end:    7/31
                          ------------------

Date of reporting period:   6/30/08
                          ------------------

ITEM 1. PROXY VOTING RECORDS.


================ FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND ================


FRANKLIN INVESTORS SECURITIES TRUST

Ticker:       FTRRX          Security ID:  353612849
Meeting Date: JUN 27, 2008   Meeting Type: Special
Record Date:  MAR 28, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Subadvisory Agreement             For       Did Not    Management
                                                          Vote
      * Note: Voted shares in the same
      proportion as the vote of all other
      shareholders.





================ FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND ================


FRANKLIN INVESTORS SECURITIES TRUST

Ticker:       FTRRX          Security ID:  353612849
Meeting Date: JUN 27, 2008   Meeting Type: Special
Record Date:  MAR 28, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Subadvisory Agreement             For       Did Not    Management
                                                          Vote
      * Note: Voted shares in the same
      proportion as the vote of all other
      shareholders.





================ FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND ================


FRANKLIN INVESTORS SECURITIES TRUST

Ticker:       FTRRX          Security ID:  353612849
Meeting Date: JUN 27, 2008   Meeting Type: Special
Record Date:  MAR 28, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Subadvisory Agreement             For       Did Not    Management
                                                          Vote
      * Note: Voted shares in the same
      proportion as the vote of all other
      shareholders.





================ FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND ================

N/A


================= FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND ==================


FRANKLIN INVESTORS SECURITIES TRUST

Ticker:       FTRRX          Security ID:  353612849
Meeting Date: JUN 27, 2008   Meeting Type: Special
Record Date:  MAR 28, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Subadvisory Agreement             For       Did Not    Management
                                                          Vote
      * Note: Voted shares in the same
      proportion as the vote of all other
      shareholders.





================= FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND =================

N/A


============== FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND ===============

N/A


==================== FRANKLIN TEMPLETON GROWTH TARGET FUND =====================


FRANKLIN INVESTORS SECURITIES TRUST

Ticker:       FTRRX          Security ID:  353612849
Meeting Date: JUN 27, 2008   Meeting Type: Special
Record Date:  MAR 28, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Subadvisory Agreement             For       Did Not    Management
                                                          Vote
      * Note: Voted shares in the same
      proportion as the vote of all other
      shareholders.





=================== FRANKLIN TEMPLETON MODERATE TARGET FUND ====================


FRANKLIN INVESTORS SECURITIES TRUST

Ticker:       FTRRX          Security ID:  353612849
Meeting Date: JUN 27, 2008   Meeting Type: Special
Record Date:  MAR 28, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Subadvisory Agreement             For       Did Not    Management
                                                          Vote
      * Note: Voted shares in the same
      proportion as the vote of all other
      shareholders.





================ FRANKLIN TEMPLETON PERPECTIVES ALLOCATION FUND ================

N/A


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

By (Signature and Title)*/s/GALEN G. VETTER
                         ------------------------------------------------------
                         Galen G. Vetter,
                         Chief Executive Officer - Finance and Administration

Date  AUGUST 27, 2008
      ----------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.